SCHEDULE OF SEGMENT ASSETS (Details) - Compass Digital Acquisition Corp [Member] - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
Cash	$ 721		$ 721		$ 27,720	$ 44,046
Cash held in Trust Account	1,283,558		1,283,558		27,637,300	55,347,556
General and administrative expense	162,547	$ 837,885	720,009	$ 1,561,687	120,000	120,000
Interest earned on marketable securities held in Trust Account	$ 11,298	$ 389,048	$ 334,873	$ 1,660,199	1,928,109	8,914,159
Operating expenses					$ 1,794,928	$ 1,926,567